Loans Receivable Franchisees (Details) - Schedule of the Activity in the Allowance for Credit Loss - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Schedule of the Activity in the Allowance for Credit Loss [Abstract]
Balance at beginning of period	$ 11,554,072	$ 7,309,516
Provision for credit losses	2,546,467	4,417,126
Effect of translation adjustment	106,976	(172,570)
Balance at end	$ 14,207,515	$ 11,554,072